Lease - Summary of Components of Lease Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 51,180	$ 7,420	¥ 47,055	¥ 40,479
Finance lease cost	7,228	1,048	6,983	4,724
Short-term lease cost	871	126	1,021	2,208
Lease expense	¥ 59,279	$ 8,594	¥ 55,059	¥ 47,411